As filed with the Securities and Exchange Commission on January 29, 2015
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6609

Date of fiscal year end:  February 28, 2015

Date of reporting period:  November 30, 2014

Item 1. Schedules of Investments.

	Vivaldi Orinda Hedged Equity Fund
	Schedule of Investments
	November 30, 2014 (Unaudited)

		Shares	Value
	COMMON STOCKS - 73.3%
	Consumer Discretionary - 15.7%
	Advance Auto Parts, Inc.	2,371	$348,727
	Ascent Capital Group, Inc. ^*	2,129	114,583
	Barnes & Noble, Inc. ^	18,856	440,476
	Bassett Furniture Industries, Inc. *	6,007	117,737
	Bed Bath & Beyond, Inc. ^	7,127	522,908
	Black Diamond, Inc. ^*	69,451	631,310
	Burger King Worldwide, Inc. *	2,029	73,734
	Burlington Stores, Inc. ^*	1,630	72,812
	Cabela's, Inc. ^*	2,540	137,770
	Cablevision Systems Corp. *	3,292	66,893
	CBS Corp.	10,270	563,618
	Chico's FAS, Inc. *	8,420	133,625
	China Automotive Systems, Inc. *	6,133	47,837
	Chuy's Holdings, Inc. ^*	10,559	226,068
	Cooper Tire & Rubber Co.	1,360	46,145
	Coupons.com, Inc. ^	5,090	77,724
	Deckers Outdoor Corp. ^*	5,780	559,042
	Dick's Sporting Goods, Inc.	11,971	605,852
	Dorman Products, Inc. ^*	4,181	197,887
	Ethan Allen Interiors, Inc. *	3,189	94,426
	Five Below, Inc. ^*	7,867	367,074
	Francesca's Holdings Corp. ^*	33,889	429,712
	GameStop Corp. *	2,438	92,181
	Gentherm, Inc. ^	2,203	83,031
	Grand Canyon Education, Inc. ^	8,349	381,299
	International Speedway Corp.	14,071	440,141
	Leggett & Platt, Inc.	2,616	110,107
	LKQ Corp. ^*	26,835	779,557
	Marriott International, Inc. *	988	77,844
	McDonald's Corp.	5,270	510,189
	National CineMedia, Inc.	1,960	27,754
	Nautilus, Inc. ^	5,029	64,522
	Panera Bread Co. ^	3,031	507,389
	Potbelly Corp. ^	48,660	641,339
	RetailMeNot, Inc. ^	8,021	118,109
	Shutterfly, Inc. ^*	4,780	204,393
	Skechers U.S.A., Inc. ^	1,887	115,881
	Skullcandy, Inc. ^	11,981	113,580
	Speedway Motorsports, Inc.	21,817	430,013
	Strayer Education, Inc. ^	1,051	79,550
	Target Corp.	3,573	264,402
	The Cato Corp.	2,908	116,669
	The Home Depot, Inc.	5,500	546,700
	Tile Shop Holdings, Inc. ^	28,076	280,198
	Ulta Salon, Cosmetics & Fragrance, Inc. ^	2,663	336,843
	Under Armour, Inc. ^*	2,914	211,236
	Wayfair, Inc. ^	4,868	118,098
	Xueda Education Group - ADR †*	109,784	267,873
			12,794,858
	Consumer Staples - 3.5%
	Cal-Maine Foods, Inc.	1,430	59,889
	Diageo PLC - ADR †	4,510	555,632
	Muscle Pharm Corp. ^	34,441	351,298
	Pepsico, Inc.	5,445	545,045
	Procter & Gamble Co.	5,645	510,477
	Sanderson Farms, Inc.	1,301	112,940
	The Fresh Market, Inc. ^*	5,566	227,983
	Unilever NV - ADR †	13,610	553,110
			2,916,374
	Energy - 3.2%
	Chevron Corp.	6,200	674,994
	Comstock Resources, Inc.	8,005	70,924
	ConocoPhillips	6,940	458,526
	Continental Resources, Inc. ^	1,654	67,781
	Denbury Resources, Inc.	9,021	74,513
	Dril-Quip, Inc. ^*	2,393	190,842
	Geospace Technologies Corp. ^	1,720	45,339
	Natural Gas Services Group ^	6,823	158,021
	Ocean Rig UDW, Inc. †	6,929	83,079
	Patterson UTI Energy, Inc. *	3,957	69,999
	PDC Energy, Inc. ^	2,303	67,961
	Rex American Resources Corp. ^	347	21,955
	Rosetta Resources, Inc. ^	2,521	74,168
	SM Energy Co.	1,737	75,473
	Suncor Energy, Inc. †	7,760	245,138
	Whiting Petroleum Corp. ^	1,589	66,373
	World Fuel Services Corp. *	3,340	151,235
			2,596,321
	Financials - 10.3%
	Affiliated Managers Group, Inc. ^*	2,003	407,791
	Allied World Assurance Company Holdings AG †	1,051	39,623
	AmTrust Financial Services, Inc. *	1,356	69,590
	Arlington Asset Investment Corp. *	2,168	60,379
	Arthur J Gallagher & Co.	10,335	495,563
	Aspen Insurance Holdings Ltd. †*	1,240	54,845
	BofI Holding, Inc. ^*	7,460	588,743
	Evercore Partners, Inc. *	8,022	405,111
	FirstService Corp. †*	6,204	332,038
	Greenlight Capital Re Ltd. ^†*	20,720	653,094
	Independent Bank Group, Inc.	4,257	182,625
	JPMorgan Chase & Co.	12,365	743,878
	Lincoln National Corp.	1,154	65,351
	Metlife, Inc.	9,405	523,012
	PNC Financial Services Group, Inc.	6,100	533,567
	Reinsurance Group of America, Inc. *	834	71,490
	Signature Bank ^*	8,080	979,862
	TD Ameritrade Holding Corp.	8,765	303,357
	The Toronto-Dominion Bank †	5,450	275,171
	Third Point Reinsurance Ltd. ^†	17,725	262,507
	United Insurance Holdings Corp.	430	8,063
	Virtus Investment Partners, Inc. *	4,881	751,674
	Voya Financial, Inc.	1,631	68,306
	Wells Fargo & Co.	9,370	510,478
			8,386,118
	Health Care - 12.0%
	Abaxis, Inc. *	1,219	69,971
	Abbott Laboratories	11,405	507,637
	ABIOMED, Inc. ^*	5,640	200,333
	Acadia Pharmaceuticals, Inc. ^*	12,264	366,326
	Align Technology, Inc. ^*	1,250	71,125
	Allergan, Inc.	223	47,697
	AmerisourceBergen Corp.	6,771	616,500
	Amgen, Inc. *	491	81,167
	Antares Pharma, Inc. ^	95,913	220,600
	BioMarin Pharmaceutical, Inc. ^*	2,965	266,020
	Cempra, Inc. ^	13,954	200,798
	Centene Corp. ^	1,144	112,993
	China Biologic Products, Inc. ^	1,146	78,478
	Community Health Systems, Inc. ^	13,785	648,998
	Dyax Corp. ^	6,052	84,970
	Edwards Lifesciences Corp. ^*	708	91,813
	ExamWorks Group, Inc. ^*	16,519	650,023
	Gilead Sciences, Inc. ^	660	66,211
	HCA Holdings, Inc. ^	929	64,742
	Health Net, Inc. ^	1,450	74,501
	Humana, Inc.	802	110,652
	ICON PLC ^†	10,062	558,843
	Inogen, Inc. ^	4,132	100,366
	Insulet Corp. ^	6,720	313,085
	Isis Pharmaceuticals, Inc. ^	8,417	435,916
	Johnson & Johnson	6,940	751,255
	LifePoint Hospitals, Inc. ^*	797	55,144
	Mallinckrodt Public Limited Co. ^†	750	69,165
	Masimo Corp. ^*	3,916	102,795
	Mylan, Inc. ^	8,166	478,609
	Novartis AG - ADR †	8,535	824,908
	Novavax, Inc. ^	47,385	253,036
	PAREXEL International Corp. ^	2,263	132,408
	Puma Biotechnology, Inc. ^	1,951	442,916
	Quintiles Transnational Holdings, Inc. ^*	1,096	63,371
	Shire PLC - ADR †	525	112,140
	Taro Pharmaceutical Industries Ltd. ^†*	402	57,683
	Teva Pharmaceutical Industries Ltd. - ADR †*	1,269	72,308
	UnitedHealth Group, Inc.	1,120	110,466
	United Therapeutics Corp. ^*	564	74,769
	Universal Health Services, Inc.	586	61,307
	WellPoint, Inc.	341	43,617
	ZELTIQ Aesthetics, Inc. ^	2,860	78,278
			9,823,940
	Industrials - 11.8%
	Advisory Board Co. ^*	7,223	307,700
	AECOM Technology Corp. ^	3,177	101,696
	AerCap Holdings NV ^†	2,382	105,546
	AGCO Corp.	5,985	252,507
	Alaska Air Group, Inc. *	1,333	78,687
	Beacon Roofing Supply, Inc. ^	16,505	446,955
	Blount International, Inc. ^*	4,113	67,536
	Canadian National Railway Co. †*	860	61,103
	Chart Industries, Inc. ^	7,276	288,930
	Cintas Corp.	896	65,542
	CTPartners Executive Search, Inc. ^*	4,015	85,118
	Echo Global Logistics, Inc. ^*	3,250	91,163
	Exponent, Inc.	2,148	163,377
	FedEx Corp.	619	110,293
	Generac Holdings, Inc. ^	8,562	371,420
	General Dynamics Corp.	498	72,389
	General Electric Co.	28,580	757,084
	Graco, Inc. *	1,250	100,125
	HEICO Corp. *	3,356	177,902
	Huron Consulting Group, Inc. ^*	2,598	179,678
	IHS, Inc. ^*	4,181	512,005
	InnerWorkings, Inc. ^*	10,268	76,805
	JetBlue Airways Corp. ^*	9,215	134,815
	Kirby Corp. ^*	498	47,878
	Landstar System, Inc.	5,705	458,568
	Lockheed Martin Corp. *	334	63,981
	MasTec, Inc. ^*	5,520	133,032
	Mistras Group, Inc. ^	3,356	57,354
	Patrick Industries, Inc. ^	2,000	89,180
	Paylocity Holding Corp. ^	4,742	137,945
	Power Solutions International, Inc. ^	3,057	200,692
	Rexnord Corp. ^	2,409	66,368
	Ritchie Bros. Auctioneers, Inc. †	18,324	478,806
	Southwest Airlines Co. *	1,984	82,971
	The Middleby Corp. ^*	5,188	496,180
	TransDigm Group, Inc. *	3,398	672,090
	TriNet Group, Inc. ^	10,634	336,672
	Trinity Industries, Inc.	2,957	94,801
	Union Pacific Corp.	576	67,260
	United Parcel Service, Inc.	7,140	784,829
	WageWorks, Inc. ^	1,711	99,957
	Waste Connections, Inc. *	8,472	399,963
	XPO Logistics, Inc. ^	6,615	255,868
			9,632,771
	Information Technology - 11.8%
	Apple, Inc. *	669	79,564
	Barracuda Networks, Inc. ^*	2,056	73,872
	Benchmark Electronics, Inc. ^*	2,300	54,694
	Blackhawk Network Holdings, Inc. - Class A ^*	2,839	103,112
	Blackhawk Network Holdings, Inc. - Class B ^*	24,416	871,407
	Booz Allen Hamilton Holding Corp. - Class A *	2,634	71,671
	Brightcove, Inc. ^*	14,290	87,598
	Broadcom Corp. *	1,501	64,738
	Cardtronics, Inc. ^*	4,810	188,360
	DTS, Inc. ^*	2,962	95,524
	Ebay, Inc. ^	6,424	352,549
	Electronic Arts, Inc. ^	2,026	89,002
	Envestnet, Inc. ^*	8,839	452,115
	EPAM Systems, Inc. ^*	4,962	253,211
	Euronet Worldwide, Inc. ^	1,216	70,613
	F5 Networks, Inc. ^	534	68,987
	Fleetmatics Group PLC ^†	3,829	134,743
	Hewlett-Packard Co. *	2,003	78,237
	HomeAway, Inc. ^	7,610	238,650
	Informatica Corp. ^*	3,910	142,246
	Integrated Device Technology, Inc. ^*	4,529	84,511
	InterDigital, Inc. *	1,500	74,820
	IPG Photonics Corp. ^*	2,292	165,230
	Jabil Circuit, Inc.	4,409	91,487
	LogMeIn, Inc. ^	1,661	83,997
	Microchip Technology, Inc.	17,045	769,582
	Micron Technology, Inc. ^*	2,383	85,669
	Monolithic Power Systems, Inc.	1,390	66,901
	National Instruments Corp. *	4,830	155,478
	NCR Corp. ^*	2,990	88,654
	Newport Corp. ^*	10,740	189,131
	NVIDIA Corp.	5,285	110,826
	NXP Semiconductors NV ^†	928	72,208
	OmniVision Technologies, Inc. ^*	2,417	69,875
	OSI Systems, Inc. ^*	1,810	127,732
	Paychex, Inc.	15,940	755,715
	Pericom Semiconductor Corp. ^	6,522	82,895
	Plantronics, Inc. *	4,500	234,765
	Progress Software Corp. ^	1,587	40,929
	Rackspace Hosting, Inc. ^*	3,130	143,698
	Rambus, Inc. ^*	9,970	118,145
	RealPage, Inc. ^*	12,127	249,331
	RF Micro Devices, Inc. ^*	5,397	78,850
	Rovi Corp. ^*	7,080	157,742
	Sanmina Corp. ^*	2,782	68,437
	ServiceSource International, Inc. ^	11,950	48,637
	Skyworks Solutions, Inc. *	1,817	122,593
	Solera Holdings, Inc. *	4,625	243,599
	SPS Commerce, Inc. ^	5,039	293,673
	Take-Two Interactive Software, Inc. ^	3,288	90,946
	Tessera Technologies, Inc.	3,157	107,906
	The Ultimate Software Group, Inc. ^*	3,213	473,082
	VASCO Data Security International, Inc. ^*	5,131	152,904
	VeriFone Systems, Inc. ^*	11,050	394,043
			9,664,884
	Materials - 2.9%
	Dominion Diamond Corp. ^†	4,001	64,696
	KapStone Paper & Packaging Corp. ^	21,604	645,311
	Louisiana Pacific Corp. ^	21,248	323,819
	LyondellBasell Industries NV †	3,065	241,706
	Packaging Corp. of America	6,970	517,732
	Sonoco Products Co.	12,150	510,543
	United States Steel Corp. *	1,633	54,461
			2,358,268
	Telecommunication Services - 0.7%
	CenturyLink, Inc.	1,520	61,970
	inContact, Inc. ^	29,711	245,413
	Verizon Communications, Inc.	4,900	247,891
			555,274
	Utilities - 1.4%
	Exelon Corp. *	2,903	105,002
	ITC Holdings Corp. *	14,730	559,593
	National Fuel Gas Co.	3,855	267,036
	Southern Co.	5,280	250,430
			1,182,061
	TOTAL COMMON STOCKS (Cost $50,652,844)		59,910,869

	EXCHANGE-TRADED FUNDS - 7.3%
	iShares Russell 1000 Value	56,905	5,943,727
	TOTAL EXCHANGE-TRADED FUNDS (Cost $5,586,586)		5,943,727

	PURCHASED OPTIONS - 0.2%
	Call Options - 0.0%	Contracts
	Francesca's Holdings Corp.
	Expiration: December 2014, Exercise Price: $17.50	21	525
	Expiration: January 2015, Exercise Price: $15.00	39	1,463
	Expiration: March 2015, Exercise Price: $15.00	39	2,535
	Geospace Technologies Corp.
	Expiration: December 2014, Exercise Price: $50.00	14	280
	Expiration: December 2014, Exercise Price: $60.00	24	120
	Verifone Holdings, Inc.
	Expiration: January 2015, Exercise Price: $32.00	32	14,080
	Total Call Options		19,003

	Put Options - 0.2%
	Solazyme, Inc.
	Expiration: December 2014, Exercise Price: $7.50	155	78,895
	Expiration: January 2015, Exercise Price: $10.00	23	17,595
	SPDR S&P 500 Index
	Expiration: December 2014, Exercise Price: $196.00	45	2,160
	Expiration: December 2014, Exercise Price: $198.00	255	14,790
	Expiration: December 2014, Exercise Price: $200.00	100	8,100
	Total Put Options		121,540
	TOTAL PURCHASED OPTIONS (Cost $125,675)		140,543

	SHORT-TERM INVESTMENTS - 8.9%	Shares
	MONEY MARKET FUNDS - 8.9%
	Fidelity Institutional Treasury Only Portfolio - Class I, 0.01% +	7,329,498	7,329,498
	TOTAL SHORT-TERM INVESTMENTS (Cost $7,329,498) - 8.9%		7,329,498
	TOTAL INVESTMENTS (Cost $63,694,603) - 89.7%		73,324,637
	Other Assets in Excess of Liabilities - 10.3%		8,403,571
	TOTAL NET ASSETS - 100.0%		$81,728,208

	Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
^	Non-income producing.
+	The rate shown represents the fund's 7-day yield as of November 30, 2014.
†	U.S. traded security of a foreign issuer or corporation.
*	All or a portion of the security has been segregated for open short positions.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by US Bancorp Fund Services, LLC.

	Vivaldi Orinda Hedged Equity Fund
	Schedule of Securities Sold Short
	November 30, 2014 (Unaudited)

		Shares	Value
	COMMON STOCKS - 13.5%
	Consumer Discretionary - 2.9%
	Aeropostale, Inc.	5,570	$19,384
	Ambow Education Holding - ADR †	7,796	313
	AMC Networks, Inc.	577	37,424
	Apollo Global Management LLC	2,478	60,562
	Ascena Retail Group, Inc.	1,970	26,378
	AutoZone, Inc.	171	98,788
	Blue Nile, Inc.	11,742	406,743
	Bob Evans Farms, Inc.	680	36,965
	Burlington Stores, Inc.	4,997	223,216
	Callaway Golf Co.	8,213	60,858
	Chegg, Inc.	9,004	60,867
	Chuy's Holdings, Inc.	2,371	50,763
	Dorman Products, Inc.	939	44,443
	DreamWorks Animation SKG, Inc. - Class A	1,417	33,781
	D. R. Horton, Inc.	1,997	50,903
	EVINE Live, Inc.	7,627	46,830
	Francesca's Holdings Corp.	2,217	28,112
	IMAX Corp. †	5,849	183,542
	Morningstar, Inc.	510	34,037
	Noodles & Co.	2,377	58,189
	Pinnacle Entertainment, Inc.	7,656	190,558
	Restoration Hardware Holdings, Inc.	2,565	216,666
	RetailMeNot, Inc.	2,241	32,999
	Sizmek, Inc.	8,651	49,570
	Sodastream International Ltd. †	875	19,232
	Standard Pacific Corp.	4,977	37,576
	Tesla Motors, Inc.	482	117,859
	The Pep Boys - Manny, Moe & Jack	3,873	37,723
	Tile Shop Holdings, Inc.	3,323	33,164
	Twenty First Century Fox, Inc.	1,070	39,376
			2,336,821
	Consumer Staples - 0.5%
	Amira Nature Foods Ltd. †	1,690	25,333
	B & G Foods, Inc.	1,194	34,172
	Boulder Brands, Inc.	8,688	93,831
	Coca-Cola Co.	1,060	47,520
	Elizabeth Arden, Inc.	3,340	58,049
	Keurig Green Mountain, Inc.	250	35,535
	Nu Skin Enterprises, Inc.	1,330	55,594
	USANA Health Sciences, Inc.	880	93,843
			443,877
	Energy - 0.6%
	Amyris, Inc.	9	25
	Memorial Resource Development Corp.	2,294	49,550
	Nuverra Environmental Solutions, Inc.	1,090	9,952
	Parsley Energy, Inc.	3,146	39,766
	Scorpio Tankers, Inc. †	7,077	58,385
	Solazyme, Inc.	81,507	187,466
	Willbros Group, Inc.	25,553	116,266
			461,410
	Financials - 1.2%
	Blue Capital Reinsurance Holdings Ltd. †	6,166	105,685
	Calamos Asset Management, Inc.	24,544	331,099
	China Life Insurance Co. Ltd. - ADR †	830	43,484
	eHealth, Inc.	2,007	51,921
	Fortress Investment Group LLC - Class A	6,862	53,043
	Montpelier Re Holdings Ltd. †	6,149	209,373
	NMI Holdings, Inc.	3,026	26,356
	Radian Group, Inc.	970	16,539
	Validus Holdings Ltd. †	4,163	172,765
			1,010,265
	Health Care - 2.8%
	Accuray, Inc.	9,217	63,505
	Aegerion Pharmaceuticals, Inc.	2,806	59,122
	Arena Pharmaceuticals, Inc.	22,115	92,662
	Castlight Health, Inc.	9,991	124,188
	Clovis Oncology, Inc.	449	21,363
	DENTSPLY International, Inc.	440	24,191
	Derma Sciences, Inc.	3,451	28,333
	Endologix, Inc.	5,488	70,411
	Foundation Medicine, Inc.	810	19,132
	Healthways, Inc.	1,280	19,942
	Insmed, Inc.	4,287	60,490
	Insulet Corp.	1,186	55,256
	Intercept Pharmaceuticals, Inc.	355	51,024
	IPC Healthcare, Inc.	1,248	55,012
	Keryx Biopharmaceuticals, Inc.	3,789	60,245
	Kythera Biopharmaceuticals, Inc.	1,099	42,037
	Mallinckrodt Public Limited Co.	260	23,977
	MannKind Corp.	51,711	318,023
	Medidata Solutions, Inc.	1,532	65,432
	Mindray Medical International Ltd. - ADR †	990	29,769
	Momenta Pharmaceuticals, Inc.	5,833	68,421
	NPS Pharmaceuticals, Inc.	1,700	56,406
	Oxford Immunotec Global PLC †	3,644	47,664
	Repros Therapeutics, Inc.	6,740	57,694
	STAAR Surgical Co.	3,264	30,061
	Streamline Health Solutions	14,594	59,544
	Theravance, Inc.	2,136	32,318
	Valeant Pharmaceuticals International, Inc. †	3,851	560,128
	Vivus, Inc.	14,614	48,957
	Vocera Communications, Inc.	2,037	19,677
			2,264,984
	Industrials - 1.6%
	Beacon Roofing Supply, Inc.	1,026	27,784
	Briggs & Stratton Corp.	14,427	289,261
	Colfax Corp.	1,982	102,132
	Cubic Corp.	931	47,900
	Generac Holdings, Inc.	1,206	52,316
	Healthcare Services Group, Inc.	1,280	38,605
	Hillenbrand, Inc.	1,180	37,949
	Jacobs Engineering Group, Inc.	642	29,821
	Kelly Services, Inc.	1,973	30,463
	Kratos Defense & Security Solutions, Inc.	10,457	53,749
	Northwest Pipe Co.	1,044	34,494
	Orion Energy Systems, Inc.	6,635	29,725
	Polypore International, Inc.	2,027	104,309
	Powell Industries, Inc.	2,223	94,589
	Raven Industries, Inc.	1,040	23,400
	SolarCity Corp.	2,107	115,885
	TAL International Group, Inc.	870	38,445
	USA Truck, Inc.	2,480	49,575
	US Ecology, Inc.	808	32,175
	USG Corp.	1,269	36,560
	Watsco, Inc.	377	38,266
	W. W. Grainger, Inc.	146	35,869
			1,343,272
	Information Technology - 2.9%
	3-D Systems Corp.	1,646	58,071
	21Vianet Group, Inc. - ADR †	1,580	29,736
	ACI Worldwide, Inc.	2,688	52,282
	Aerohive Networks, Inc.	10,381	50,555
	Alcatel-Lucent - ADR †	11,420	40,541
	Allot Communications Ltd. †	3,685	34,823
	Applied Micro Circuits Corp.	9,299	54,957
	Care.com, Inc.	8,649	73,516
	Ciena Corp.	3,668	60,632
	Cimpress NV †	280	18,785
	Cornerstone OnDemand, Inc.	3,076	97,725
	Cray, Inc.	690	23,170
	Cree, Inc.	830	30,162
	DragonWave, Inc. †	24,410	25,508
	Exar Corp.	6,110	55,784
	Extreme Networks, Inc.	17,266	62,503
	Fairchild Semiconductor International Co.	3,590	57,907
	Finisar Corp.	3,465	59,078
	Gogo, Inc.	3,218	50,909
	Guidance Software, Inc.	9,430	54,977
	ID Systems, Inc.	8,507	54,360
	Interactive Intelligence Group, Inc.	752	34,013
	Intuit, Inc.	450	42,242
	Ixia, Inc.	6,766	70,163
	Lexmark International, Inc.	1,620	69,433
	Mavenir Systems, Inc.	4,175	52,856
	MaxLinear, Inc.	8,657	63,196
	NetApp, Inc.	4,471	190,241
	Netgear, Inc.	2,049	71,141
	PDF Solutions, Inc.	6,291	83,356
	Perficient, Inc.	4,101	70,988
	PROS Holdings, Inc.	2,392	68,411
	Qlik Technologies, Inc.	1,218	37,551
	Rubicon Project, Inc.	1,317	18,517
	Shutterstock, Inc.	470	35,335
	Travelzoo, Inc.	3,920	51,470
	Twitter, Inc.	5,559	232,033
	Ubiquiti Networks, Inc.	4,381	126,611
	YuMe, Inc.	5,120	27,443
			2,390,981
	Materials - 1.0%
	Advanced Emissions Solutions, Inc.	1,255	25,100
	Air Products & Chemicals, Inc.	342	49,190
	American Vanguard Corp.	4,618	50,290
	Carpenter Technology Corp.	2,215	111,680
	Chemtura Corp.	2,248	52,379
	HB Fuller Co.	1,547	66,815
	Myers Industries, Inc.	3,989	64,901
	Senomyx, Inc.	62,144	361,678
			782,033
	TOTAL COMMON STOCKS (Proceeds $12,227,904)		11,033,643

	EXCHANGE-TRADED FUNDS - 2.2%
	iShares Russell 2000 Growth Index Fund	5,001	693,489
	iShares Russell 2000 Index Fund	1,298	151,567
	iPath S&P 500 VIX Short-Term Futures ETN †	8,214	224,981
	SPDR S&P 500 ETF Trust	3,139	650,401
	SPDR S&P MidCap 400 Index Fund	342	89,919
	TOTAL EXCHANGE-TRADED FUNDS (Proceeds $1,751,271)		1,810,357

	REITS - 0.0%
	CoreSite Realty Corp.	500	19,030
	TOTAL REITS (Proceeds $17,203)		19,030

	WARRANTS - 0.0%
	Magnum Hunter Corp.	2,159	0
	TOTAL WARRANTS (Proceeds $0)		0
	TOTAL SECURITIES SOLD SHORT (Proceeds $13,996,378) - 15.7%		$12,863,030

	Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
†	U.S. traded security of a foreign issuer or corporation.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by US Bancorp Fund Services, LLC.

	Vivaldi Orinda Macro Opportunities Fund
	Schedule of Investments
	November 30, 2014 (Unaudited)

		Shares	Value
	COMMON STOCKS - 42.2%
	Consumer Discretionary - 7.0%
	Bed Bath & Beyond, Inc. ^*	1,915	$140,504
	Bridgestone Corp. - ADR ^†	8,000	137,160
	Cinedigm Corp. ^	33,000	58,740
	GoPro, Inc. ^	1,000	77,970
	Guess, Inc.	10,000	226,700
	Magna International, Inc. †	2,113	227,464
	Nike, Inc. *	1,373	136,325
	Nissan Motors - ADR †	3,700	68,857
	Office Depot, Inc. ^	15,000	99,450
	Panasonic Corp. - ADR ^†	5,800	74,472
	PetMed Express, Inc.	10,000	135,000
	Potbelly Corp. ^	16,800	221,424
	Tilly's, Inc. ^	33,274	248,557
	Town Sports International Holdings, Inc.	28,700	194,012
	Toyota Industries Corp. - ADR ^†	1,450	72,311
	Wacoal Holdings Corp. - ADR ^†	1,300	66,690
	Walt Disney Co. *	1,941	179,562
	Yamaha Corp. - ADR ^†	5,200	77,584
			2,442,782
	Consumer Staples - 2.0%
	Cott Corp. †	23,000	150,650
	Dean Foods Co.	4,600	78,430
	Fresh Del Monte Produce, Inc. †	2,200	74,272
	Roundy's, Inc. ^	75,700	305,071
	Shiseido Co. Ltd. - ADR ^†	5,500	81,620
			690,043
	Energy - 4.0%
	BP PLC - ADR †	6,000	235,920
	Diamond Offshore Drilling, Inc.	5,000	146,850
	Marathon Petroleum Corp. *	1,233	111,081
	Natural Resource Partners LP	10,300	122,982
	Peabody Energy Corp.	17,000	171,870
	Petroleo Brasileiro SA - ADR †	16,000	155,520
	Total SA - ADR †	4,200	233,646
	Transocean Ltd. †	10,500	220,605
			1,398,474
	Financials - 4.0%
	AllianceBernstein Holding LP	5,000	134,200
	Bank Of America Corp. *	10,293	175,393
	Hanmi Financial Corp. *	6,249	125,605
	HDFC Bank Ltd. - ADR †*	1,581	84,251
	ICICI Bank Ltd. - ADR †*	1,634	96,226
	Mitsubishi UFJ Financial Group, Inc. - ADR †	24,000	138,240
	Mizuho Financial Group, Inc. - ADR †	40,000	138,000
	Nomura Holdings, Inc. - ADR †	23,000	138,460
	SVB Financial Group ^*	1,381	145,212
	WisdomTree Investments, Inc.	14,194	215,607
			1,391,194
	Health Care - 5.2%
	Alnylam Pharmaceuticals, Inc. ^	401	40,321
	Amgen, Inc. *	826	136,546
	Arrowhead Research Corp. ^	5,590	32,534
	Biogen Idec, Inc. ^*	576	177,229
	Charles River Laboratories International, Inc. ^*	2,822	182,724
	C.R. Bard, Inc. *	828	138,566
	Edwards Lifesciences Corp. ^*	1,734	224,865
	Gilead Sciences, Inc. ^*	2,178	218,497
	Isis Pharmaceuticals, Inc. ^*	3,581	185,460
	Jazz Pharmaceuticals PLC ^†	1,027	181,871
	Johnson & Johnson *	1,122	121,457
	Regulus Therapeutics, Inc. ^	3,129	58,637
	Signal Genetics, Inc. ^	1,000	2,900
	Tekmira Pharmaceuticals Corp. ^†*	7,487	113,653
			1,815,260
	Industrials - 5.3%
	3M Co.	1,104	176,739
	AGCO Corp.	3,300	139,227
	Allison Transmission Holdings, Inc. *	3,938	129,521
	Cummins, Inc. *	1,528	222,507
	General Dynamics Corp. *	1,229	178,648
	Illinois Tool Works, Inc. *	1,421	134,896
	ITOCHU Corp. - ADR ^†	6,000	138,360
	Mitsubishi Corp. - ADR ^†	1,750	66,159
	Northrop Grumman Corp. *	1,612	227,179
	Pitney Bowes, Inc.	2,000	49,240
	Raytheon Co. *	1,697	181,070
	Sumitomo Corp. - ADR ^†	6,400	68,160
	Taser International, Inc. ^	6,328	135,925
			1,847,631
	Information Technology - 9.6%
	Activision Blizzard, Inc. *	10,377	224,662
	Akamai Technologies, Inc. ^*	2,815	181,877
	Apple, Inc. *	1,573	187,077
	Brocade Communications Systems, Inc.	11,349	128,357
	Check Point Software Technologies Ltd. ^†*	2,408	186,162
	Cisco Systems, Inc. *	5,389	148,952
	Corning, Inc. *	8,196	172,280
	Electronic Arts, Inc. ^	3,006	132,054
	EZchip Semiconductor Ltd. ^†	8,000	154,240
	F5 Networks, Inc. ^*	1,446	186,809
	Kyocera Corp. - ADR †	1,600	77,792
	Marvell Technology Group Ltd. †	13,000	186,160
	Microsoft Corp. *	3,403	162,697
	Nintendo Ltd. - ADR ^†	6,200	89,900
	NVIDIA Corp. *	17,786	372,972
	Oracle Corp. *	4,804	203,738
	RF Micro Devices, Inc. ^	9,296	135,815
	Skyworks Solutions, Inc. *	2,134	143,981
	Universal Display Corp. ^	3,700	102,638
	Vishay Intertechnology, Inc.	11,000	152,570
			3,330,733
	Materials - 3.6%
	ArcelorMittal SA - ADR †	10,000	122,500
	Celanese Corp. *	2,207	132,575
	Detour Gold Corp. ^†*	11,499	83,368
	Franco-Nevada Corp. †*	3,310	165,566
	Freeport-McMoRan Copper & Gold, Inc.	3,000	80,550
	NovaGold Resources Inc. ^†	22,940	63,314
	POSCO - ADR †	1,375	93,500
	Romarco Minerals, Inc. ^†	132,689	60,055
	Royal Gold, Inc. *	2,588	164,804
	Schnitzer Steel Industries, Inc.	6,000	136,800
	United States Steel Corp. *	5,100	170,085
			1,273,117
	Telecommunication Services - 0.8%
	AT&T, Inc.	2,000	70,760
	NTT DOCOMO, Inc. - ADR †	8,300	129,563
	Vodafone Group PLC - ADR †	2,023	73,941
			274,264

	Utilities - 0.7%
	Companhia de Saneamento Basico do Estado de Sao Paulo - ADR †	14,700	108,780
	UGI Corp. *	3,319	125,159
			233,939
	TOTAL COMMON STOCKS (Cost $13,809,113)		14,697,437

	PREFERRED STOCKS - 0.3%
	Companhia Paranaense de Energia - ADR †	7,200	99,936
	TOTAL PREFERRED STOCKS (Cost $90,408)		99,936

	EXCHANGE-TRADED FUNDS - 10.6%
	iShares India 50 ETF *	8,376	265,268
	Market Vectors India Small-Cap Index *	3,686	174,053
	ProShares VIX Short Term Futures ^	25,330	461,513
	SPDR S&P Bank ETF *	7,893	261,653
	SPDR S&P Retail ETF	1,938	182,773
	Sprott Physical Gold Trust ^†*	49,232	474,596
	Sprott Physical Platinum & Palladium Trust ^†*	56,695	497,782
	Sprott Physical Silver Trust ^†*	47,564	294,897
	United States Natural Gas Fund LP ^*	20,924	444,844
	WisdomTree Europe Hedged Equity ETF	3,434	204,563
	WisdomTree India Earnings Fund *	11,295	262,609
	WisdomTree Japan Hedged Equity ETF	3,212	177,945
	TOTAL EXCHANGE-TRADED FUNDS (Cost $3,869,006)		3,702,496

	CLOSED-END MUTUAL FUNDS - 0.7%
	Central Fund of Canada Ltd. †*	22,667	252,057
	TOTAL CLOSED-END MUTUAL FUNDS (Cost $295,150)		252,057

	PURCHASED OPTIONS - 0.2%	Contracts
	Call Options - 0.2%
	NVIDIA Corp.
	Expiration: January 2016, Exercise Price: $20.00	196	55,174
	TOTAL PURCHASED OPTIONS (Cost $46,440)		55,174

	SHORT-TERM INVESTMENTS - 4.8%	Shares
	MONEY MARKET FUNDS - 4.8%
	Fidelity Government Portfolio - Class I, 0.01% +	1,664,623	1,664,623
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,664,623) - 4.8%		1,664,623
	TOTAL INVESTMENTS (Cost $19,774,740) - 58.8%		20,471,723
	Other Assets in Excess of Liabilities - 41.2%		14,365,600
	TOTAL NET ASSETS - 100.0%		$34,837,323

	Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
^	Non-income producing.
+	The rate shown represents the fund's 7-day yield as of November 30, 2014.
†	U.S. traded security of a foreign issuer or corporation.
*	All or a portion of the security has been segregated for open short positions.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by US Bancorp Fund Services, LLC.

	Vivaldi Orinda Macro Opportunities Fund
	Schedule of Securities Sold Short
	November 30, 2014 (Unaudited)

		Shares	Value
	COMMON STOCKS - 26.4%
	Consumer Discretionary - 7.1%
	Amazon.com, Inc.	430	$145,615
	Buffalo Wild Wings, Inc.	850	144,679
	Charter Communications, Inc. - Class A	520	88,244
	Chipotle Mexican Grill, Inc.	215	142,678
	Comcast Corp.	2,400	136,344
	Conn's, Inc.	1,000	34,300
	Hanesbrands, Inc.	600	69,432
	Iconix Brand Group, Inc.	1,725	69,707
	Kate Spade & Co.	4,957	158,773
	Las Vegas Sands Corp.	2,100	133,749
	MGM Resorts International	7,276	165,966
	Netflix, Inc.	270	93,579
	Priceline Group, Inc.	55	63,811
	Tesla Motors, Inc.	580	141,822
	Thor Industries, Inc.	1,290	75,800
	TJX Companies, Inc.	1,550	102,548
	Tractor Supply Co.	900	69,237
	Under Armour, Inc.	1,700	123,233
	Vail Resorts, Inc.	850	74,494
	V. F. Corp.	925	69,532
	Whirlpool Corp.	500	93,085
	Wynn Resorts Ltd.	1,463	261,306
			2,457,934
	Consumer Staples - 1.4%
	Constellation Brands, Inc.	1,000	96,400
	Costco Wholesale Corp.	760	108,011
	Keurig Green Mountain, Inc.	450	63,963
	Monster Beverage Corp.	800	89,720
	Whitewave Foods Co.	3,700	135,531
			493,625
	Energy - 3.2%
	Atlas Energy LP	3,681	130,602
	Atwood Oceanics, Inc.	2,619	84,044
	Breitburn Energy Partners LP	8,727	115,277
	Carrizo Oil & Gas, Inc.	2,481	97,900
	EOG Resources, Inc.	1,300	112,736
	Gulfport Energy Corp.	1,726	82,382
	Linn Energy LLC	7,860	143,445
	Petroleo Brasileiro SA - ADR †	14,028	136,352
	QEP Resources, Inc.	5,360	109,558
	W & T Offshore, Inc.	13,643	102,732
			1,115,028
	Financials - 1.5%
	American Express Co.	720	66,543
	Bank of Montreal †	1,800	132,642
	Legg Mason, Inc.	1,180	66,965
	Royal Bank of Canada †	1,800	131,670
	The Toronto-Dominion Bank †	2,600	131,274
			529,094
	Health Care - 3.1%
	Akorn, Inc.	1,500	60,105
	Alexion Pharmaceuticals, Inc.	400	77,960
	Amgen, Inc.	500	82,655
	Biogen Idec, Inc.	250	76,922
	BioMarin Pharmaceutical, Inc.	1,000	89,720
	Celgene Corp.	600	68,214
	Cepheid, Inc.	1,300	71,604
	Cerner Corp.	1,000	64,400
	Express Scripts Holding Co.	850	70,677
	Illumina, Inc.	350	66,812
	Incyte Corp.	2,000	151,100
	Intuitive Surgical, Inc.	140	72,488
	Thermo Fisher Scientific, Inc.	900	116,361
			1,069,018
	Industrials - 3.1%
	Allegiant Travel Co.	500	70,130
	Avis Budget Group	2,341	140,811
	Canadian National Railway Co. †	920	65,366
	Canadian Pacific Railway Ltd. †	400	77,264
	C. H. Robinson Worldwide, Inc.	1,000	73,740
	Hertz Global Holdings, Inc.	5,619	133,395
	JB Hunt Transport Services, Inc.	1,000	82,530
	Ryder System, Inc.	1,451	138,599
	Taser International, Inc.	3,275	70,347
	Trex Co., Inc.	2,800	117,992
	Union Pacific Corp.	1,080	126,112
			1,096,286
	Information Technology - 4.2%
	Adobe Systems, Inc.	1,285	94,679
	Alibaba Group Holding Ltd. - ADR †	1,100	122,804
	Apple, Inc.	1,000	118,930
	Autodesk, Inc.	2,200	136,400
	Avago Technologies Ltd.	770	71,918
	Baidu, Inc. - ADR †	480	117,653
	Equinix, Inc.	470	106,770
	LinkedIn Corp.	660	149,338
	Mastercard, Inc.	1,600	139,664
	Salesforce.com, Inc.	1,630	97,588
	Twitter, Inc.	1,600	66,784
	Visa, Inc.	500	129,095
	Yelp, Inc.	650	37,108
	Zillow, Inc.	760	89,954
			1,478,685
	Materials - 2.1%
	Alcoa, Inc.	6,020	104,086
	Century Aluminum Co.	5,500	152,075
	Ecolab, Inc.	600	65,370
	Freeport-McMoRan Copper & Gold, Inc.	6,086	163,409
	Martin Marietta Materials	550	66,022
	Rio Tinto PLC - ADR †	2,288	106,621
	Vulcan Materials Co.	1,050	69,405
			726,988
	Telecommunication Services - 0.7%
	Level 3 Communications, Inc.	3,210	160,500
	SBA Communications Corp.	580	70,569
			231,069
	TOTAL COMMON STOCKS (Proceeds $9,305,697)		9,197,727

	EXCHANGE-TRADED FUNDS - 2.7%
	iPath Goldman Sachs Crude Oil Total Return Index †	23,981	389,451
	iShares iBoxx $ High Yield Corporate Bond Fund	1,600	145,808
	iShares MSCI Chile Capped ETF	4,173	173,847
	Market Vectors Russia Total Return ETF	12,725	248,774
	TOTAL EXCHANGE-TRADED FUNDS (Proceeds $1,062,685)		957,880

	REITS - 2.4%
	Consumer Discretionary - 0.4%
	Lamar Advertising Co.	2,490	132,692

	Financials - 2.0%
	American Tower Corp.	1,090	114,461
	Avalonbay Communities, Inc.	735	118,181
	Boston Properties, Inc.	790	102,416
	Crown Castle International Corp.	1,560	129,620
	Equity Residential	975	69,069
	Simon Property Group, Inc.	530	95,824
	Vornado Realty Trust	615	68,609
			698,180
	TOTAL REITS (Proceeds $801,568)		830,872
	TOTAL SECURITIES SOLD SHORT (Proceeds $11,169,950) - 31.5%		$10,986,479

ADR - American Depositary Receipt
†	U.S. traded security of a foreign issuer or corporation.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by US Bancorp Fund Services, LLC.

Vivaldi Orinda Macro Opportunities Fund
Schedule of Futures Contracts
November 30, 2014 (Unaudited)

Description	Number of Contracts Purchased / (Sold)	Notional Value	Settlement Month	Unrealized Appreciation (Depreciation)
30-Year U.S. Treasury Bond Futures	(5)	(713,125)	March 2015	(10,946)
BP Currency Futures	(13)	(1,268,881)	December 2014	$35,694
Copper Futures	(2)	(142,300)	March 2015	9,270
Euro Fx Currency Futures	(8)	(1,243,600)	December 2014	32,263
Japanese Yen Currency Futures	(12)	(1,263,600)	December 2014	104,215
Renminbi Currency Futures	(7)	(1,140,370)	December 2014	(12,829)
				$157,667
As of November 30, 2014, initial margin deposits of $90,300 have been pledged in connection with the futures contracts.

	Orinda Income Opportunities Fund
	Schedule of Investments
	November 30, 2014 (Unaudited)

		Shares	Value
	COMMON STOCKS - 1.5%
	Consumer Discretionary - 0.4%
	Peak Resorts, Inc. ^	110,000	$977,900

	Financials - 1.1%
	America First Multifamily Investors LP *	177,631	991,181
	Ellington Financial LLC	66,000	1,426,920
			2,418,101
	TOTAL COMMON STOCKS (Cost $3,398,998)		3,396,001

	REITS - 30.3%
	Financials - 30.3%
	AG Mortgage Investment Trust, Inc.	23,500	464,125
	American Capital Agency Corp.	51,500	1,188,362
	American Capital Mortgage Investment Corp.	11,000	220,770
	American Realty Capital Properties, Inc.	75,000	705,000
	Apollo Commercial Real Estate Finance, Inc. *	287,481	4,795,183
	Ares Commercial Real Estate Corp.	9,500	113,525
	Armour Residential REIT, Inc.	491,159	1,930,255
	Ashford Hospitality Trust, Inc. - Series D Cumulative Preferred	52,209	1,339,683
	Ashford Hospitality Trust, Inc. - Series E Cumulative Preferred	30,667	821,876
	Bluerock Residential Growth REIT, Inc. - Class A	54,100	695,185
	Campus Crest Communities, Inc.	199,530	1,532,390
	CBL & Associates Properties, Inc. - Series D Cumulative Preferred *	128,153	3,307,629
	EPR Properties - Series E Convertible Preferred *	38,873	1,222,676
	Equity Commonwealth - Series E Cumulative Preferred	81,225	2,080,172
	FelCor Lodging Trust, Inc. - Series C Cumulative Preferred *	214,143	5,441,374
	First Potomac Realty Trust - Series A Cumulative Preferred *	24,592	630,785
	Glimcher Realty Trust - Series G Cumulative Preferred *	228,040	5,797,917
	Hatteras Financial Corp.	10,000	191,600
	Independence Realty Trust, Inc. *	276,772	2,612,728
	Inland Real Estate Corp. - Series A Cumulative Preferred *	27,268	729,283
	iStar Financial, Inc. - Series D Cumulative Preferred *	91,824	2,303,405
	iStar Financial, Inc. - Series E Cumulative Preferred	49,845	1,230,424
	iStar Financial, Inc. - Series F Cumulative Preferred *	119,987	2,944,481
	iStar Financial, Inc. - Series I Cumulative Preferred	52,500	1,272,338
	New Residential Investment Corp. *	153,150	1,984,824
	New York Mortgage Trust, Inc.	157,500	1,266,300
	Northstar Realty Finance Corp. - Series B Cumulative Preferred	52,596	1,315,952
	Omega Healthcare Investors, Inc.	20,000	764,400
	Preferred Apartment Communities, Inc. *	162,772	1,445,415
	RAIT Financial Trust	211,565	1,563,465
	RAIT Financial Trust - Senior Unsecured *	118,402	2,746,926
	RAIT Financial Trust - Series A Cumulative Preferred	35,895	844,250
	RAIT Financial Trust - Series B Cumulative Preferred	29,496	728,551
	RAIT Financial Trust - Series C Cumulative Preferred	34,787	870,719
	Resource Capital Corp.	25,000	131,750
	Sabra Health Care REIT, Inc.	21,500	608,665
	Starwood Property Trust, Inc. *	244,643	5,886,111
	Urstadt Biddle Properties, Inc.	47,800	1,060,204
	Whitestone REIT *	180,678	2,684,875
	TOTAL REITS (Cost $66,526,175)		67,473,573

	CONVERTIBLE PREFERRED STOCKS - 0.9%
	Financials - 0.9%
	FelCor Lodging Trust, Inc. - Series A Convertible Preferred	76,547	2,036,150
	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,430,561)		2,036,150

	PREFERRED STOCKS - 47.9%
	Consumer Discretionary - 0.9%
	M/I Homes, Inc. - Series A Non-Cumulative Preferred *	78,417	1,994,928

	Energy - 4.3%
	Atlas Pipeline Partners LP - Series E Cumulative Preferred *	66,278	1,707,984
	Breitburn Energy Partners LP - Series A Cumulative Preferred *	160,600	3,833,522
	Legacy Reserves LP - Series B Cumulative Preferred *	85,000	1,717,850
	Vanguard Natural Resources LLC - Series B Cumulative Preferred *	70,428	1,507,159
	Vanguard Natural Resources LLC - Series C Cumulative Preferred	36,000	783,000
			9,549,515
	Financials - 40.4%
	AG Mortgage Investment Trust, Inc. - Series A Cumulative Preferred	16,504	412,600
	AG Mortgage Investment Trust, Inc. - Series B Cumulative Preferred	8,819	215,404
	American Capital Agency Corp. - Series A Cumulative Preferred	2,000	52,400
	American Capital Agency Corp. - Series B Cumulative Preferred Depositary Shares 1/1000 *	134,963	3,333,586
	American Realty Capital Properties, Inc. - Series F Cumulative Preferred *	216,973	4,873,214
	AmTrust Financial Services, Inc. - Series B Non-Cumulative Preferred	60,000	1,488,000
	AmTrust Financial Services, Inc. - Series C Non-Cumulative Preferred	11,560	288,422
	Annaly Capital Management, Inc. - Series C Cumulative Preferred	38,148	949,504
	Annaly Capital Management, Inc. - Series D Cumulative Preferred	48,074	1,191,274
	Apollo Commercial Real Estate Finance, Inc. - Series A Cumulative Preferred	65,280	1,704,787
	Arbor Realty Trust, Inc. - Senior Unsecured	60,000	1,486,200
	Arbor Realty Trust, Inc. - Series A Cumulative Preferred	46,261	1,147,273
	Arbor Realty Trust, Inc. - Series B Cumulative Preferred	20,323	496,491
	Arbor Realty Trust, Inc. - Series C Cumulative Preferred *	90,752	2,281,505
	Campus Crest Communities, Inc. - Series A Cumulative Preferred *	186,383	4,777,928
	Capstead Mortgage Corp. - Series E Cumulative Preferred	51,000	1,260,720
	Cedar Realty Trust, Inc. - Series B Cumulative Preferred *	47,185	1,219,260
	Chesapeake Lodging Trust - Series A Cumulative Preferred *	85,447	2,241,275
	Colony Financial, Inc. - Series A Cumulative Preferred *	49,914	1,369,640
	Colony Financial, Inc. - Series B Cumulative Preferred	82,105	2,069,046
	Corporate Office Properties Trust - Series L Cumulative Preferred *	51,173	1,344,315
	CYS Investments, Inc. - Series A Cumulative Preferred	5,000	124,050
	CYS Investments, Inc. - Series B Cumulative Preferred	70,500	1,696,230
	Digital Realty Trust, Inc. - Series H Cumulative Preferred *	49,783	1,330,202
	Excel Trust, Inc. - Series B Cumulative Preferred *	85,000	2,238,050
	Glimcher Realty Trust - Series H Cumulative Preferred *	73,011	1,901,206
	Hatteras Financial Corp. - Series A Cumulative Preferred	66,078	1,598,427
	Hersha Hospitality Trust - Series B Cumulative Preferred *	36,759	954,631
	Hospitality Properties Trust - Series D Cumulative Preferred	463	12,200
	Inland Real Estate Corp. - Series B Cumulative Preferred	20,000	513,100
	Invesco Mortgage Capital, Inc. - Series A Cumulative Preferred	68,710	1,697,137
	Invesco Mortgage Capital, Inc. - Series B Cumulative Preferred ^	70,500	1,739,235
	Investors Real Estate Trust - Series B Cumulative Preferred	67,726	1,780,855
	iStar Financial, Inc. - Series G Cumulative Preferred	3,691	90,540
	Kemper Corp. - Subordinated	15,638	403,460
	Kennedy-Wilson Holdings, Inc. - Senior Unsecured *	56,710	1,457,447
	Kite Realty Group Trust - Series A Cumulative Preferred *	88,064	2,280,858
	KKR Financial Holdings LLC - Series A Non-Cumulative Preferred	39,412	1,034,565
	LaSalle Hotel Properties - Series H Cumulative Preferred	59,544	1,586,848
	MFA Financial, Inc. - Series B Cumulative Preferred *	64,075	1,594,827
	Northstar Realty Finance Corp. - Series C Cumulative Preferred *	294,289	7,536,741
	Northstar Realty Finance Corp. - Series D Cumulative Preferred	11,400	286,824
	Northstar Realty Finance Corp. - Series E Cumulative Preferred *	239,646	6,082,216
	Pebblebrook Hotel Trust - Series A Cumulative Preferred *	85,158	2,217,514
	Pebblebrook Hotel Trust - Series B Cumulative Preferred *	46,655	1,230,059
	Pennsylvania Real Estate Investment Trust - Series A Cumulative Preferred *	193,248	5,084,355
	Resource Capital Corp. - Fixed Cumulative Preferred	41,000	942,180
	Resource Capital Corp. - Variable Cumulative Preferred	166,500	3,917,745
	Retail Properties of America, Inc. - Series A Cumulative Preferred *	80,082	2,060,510
	STAG Industrial, Inc. - Series B Cumulative Preferred	6,146	155,432
	State Street Corp. - Non-Cumulative Preferred ^	50,000	1,251,000
	Summit Hotel Properties - Series A Cumulative Preferred *	18,097	506,535
	Summit Hotel Properties - Series B Cumulative Preferred	1,000	26,150
	Summit Hotel Properties - Series C Cumulative Preferred	10,086	255,176
	Sun Communities, Inc. - Series A Cumulative Preferred	10,818	278,347
			90,067,496
	Industrials - 0.9%
	Diana Shipping, Inc. - Series B Cumulative Preferred †	29,559	756,415
	Safe Bulkers, Inc. - Series D Cumulative Preferred †	55,000	1,113,750
			1,870,165
	Management of Companies and Enterprises - 1.4%
	GMAC Capital Trust I Fixed Rate - Series 2 Junior Subordinated	120,550	3,187,342
	TOTAL PREFERRED STOCKS (Cost $104,776,675)		106,669,446
		Principal
		Amount
	CORPORATE BONDS - 0.3%
	Deutsche Bank AG, 7.500%, 12/29/2049 †	600,000	604,340
	TOTAL CORPORATE BONDS (Cost $600,366)		604,340
		Shares
	EXCHANGE-TRADED FUNDS - 2.8%
	Direxion Daily 20+ Year Treasury Bear 3x Shares ^	37,000	1,311,280
	iPath S&P 500 VIX Short-Term Futures ETN ^†	30,000	821,700
	iShares U.S. Real Estate ETF	54,586	4,204,214
	TOTAL EXCHANGE-TRADED FUNDS (Cost $6,350,585)		6,337,194

	CLOSED-END MUTUAL FUNDS - 0.5%
	Ares Capital Corp.	72,000	1,184,400
	TOTAL CLOSED-END MUTUAL FUNDS (Cost $1,198,812)		1,184,400

	SHORT-TERM INVESTMENTS - 18.5%
	MONEY MARKET FUNDS - 18.5%
	Fidelity Institutional Money Market Portfolio - Class I, 0.05% +	41,108,468	41,108,468
	TOTAL SHORT-TERM INVESTMENTS (Cost $41,108,468) - 18.5%		41,108,468
	TOTAL INVESTMENTS (Cost $226,390,640) - 102.7%		228,809,572
	Liabilities in Excess of Other Assets - (2.7)%		(6,077,823)
	TOTAL NET ASSETS - 100.0%		$222,731,749

	Percentages are stated as a percent of net assets.

^	Non-income producing.
+	The rate shown represents the fund's 7-day yield as of November 30, 2014.
†	U.S. traded security of a foreign issuer or corporation.
*	All or a portion of the security has been segregated for open short positions.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by US Bancorp Fund Services, LLC.

Orinda Income Opportunities Fund
Schedule of Securities Sold Short
November 30, 2014 (Unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 3.6%
Alerian MLP ETF	10,000	$181,000
iShares Cohen & Steers REIT	2,500	240,050
iShares Mortgage Real Estate Capped	101,128	1,280,281
iShares S&P U.S. Preferred Stock Index Fund	1,202	48,140
Utilities SPDR	137,000	6,302,000
TOTAL SECURITIES SOLD SHORT (Proceeds $7,595,110) - 3.6%		$8,051,471

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by US Bancorp Fund Services, LLC.

Federal Income Tax Information

The cost basis of investments for federal income tax purposes at November 30, 2014 was as follows:

	Vivaldi Orinda	Vivaldi Orinda	Orinda
	Hedged Equity*	Macro Opps*	Income Opps*

Cost of investments	$65,552,503	$20,267,769	$226,449,010
Gross unrealized appreciation	11,130,404	1,249,617	4,841,297
Gross unrealized depreciation	(3,358,270)	(1,045,663)	(2,480,735)
Net unrealized appreciation (depreciation)	$7,772,134	$203,954	$2,360,562

* The above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Measurements at November 30, 2014 (Unaudited)

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 -
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds' own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds' major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities - Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees ("Board").  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

Investment Companies – Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the Funds and will be classified in level 1 of the fair value hierarchy.

Exchange-Traded Notes – Investments in exchange-traded notes are actively traded on a national securities exchange and are valued based on the last sales price from the exchange and are categorized in level 1 of the fair value hierarchy.

Derivative Instruments – Listed derivatives, including options, rights, warrants and futures that are actively traded are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy.

Short-Term Debt Securities - Short-term securities having a maturity of less than 60 days are valued at amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

    The Board has delegated day-to-day valuation issues to a Valuation Committee which is comprised of one or more trustees and representatives from U.S. Bancorp Fund Services, LLC, the Funds' administrator. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation Committee are reviewed and ratified by the Board of Trustees.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Hedged Equity Fund's securities as of November 30, 2014:

Vivaldi Orinda Hedged Equity Fund
	Level 1	Level 2	Level 3	Total

Common Stock
Consumer Discretionary	$12,794,858	$-	$-	$12,794,858
Consumer Staples	2,916,374	-	-	2,916,374
Energy	2,596,321	-	-	2,596,321
Financials	8,386,118	-	-	8,386,118
Health Care	9,823,940	-	-	9,823,940
Industrials	9,632,771	-	-	9,632,771
Information Technology	9,664,884	-	-	9,664,884
Materials	2,358,268	-	-	2,358,268
Telecommunication Services	555,274	-	-	555,274
Utilities	1,182,061	-	-	1,182,061
Total Common Stock	59,910,869	-	-	59,910,869
Exchange-Traded Funds	5,943,727	-	-	5,943,727
Purchased Options
Call Options	14,080	4,923	-	19,003
Put Options	103,945	17,595	-	121,540
Total Purchased Options	118,025	22,518	-	140,543
Short-Term Investments	7,329,498	-	-	7,329,498
Total Investments in Securities	$73,302,119	$22,518	$-	$73,324,637
Total Securities Sold Short	$12,863,030	$-	$-	$12,863,030

Transfers into Level 1	$14,393
Transfers out of Level 1	$-
Net transfers in and/or out of Level 1	$14,393

Transfers into Level 2	$-
Transfers out of Level 2	$(14,080)
Net transfers in and/or out of Level 2	$(14,080)

Refer to the Fund's Schedule of Investments for a detailed breakout of securities. Transfers between levels are recognized at November 30,2014, the end of the reporting period. The Hedged Equity Fund transferred $14,080 from level 2 to level 1 and $313 from level 3 to level 1 because the securities were now being priced at the official close. The Hedged Equity Fund held one level 3 security but the warrants held no value at November 30, 2014.

The following is a reconciliation of the Vivaldi Orinda Hedged Equity Fund's level 3 investments for which significant unobservable inputs were used in determining fair value.

Investments in Securities, at value
Securities Sold Short
Balance as of February 28, 2014	$(49,538)
Accrued discounts/premiums	-
Realized gain/(loss)	136,420
Change in unrealized appreciation/(depreciation)	(80,044)
Purchases	(6,525)
Sales	-
Transfers in and/or out of level 3	(313)
Balance as of November 30, 2014	$-

As of November 30, 2014, the Valuation Committee has priced the securities as of the last trade price. Since the securities' fair value utilized significant unobservable inputs due to the lack of available market data, the securities are categorized as level 3 of the fair value hierarchy.

The following is a summary of the fair valuation hierarchy of the Macro Opportunities Fund's securities as of November 30, 2014:

Vivaldi Orinda Macro Opportunities Fund
	Level 1	Level 2	Level 3	Total

Common Stock
Consumer Discretionary	$2,292,887	$149,895	$-	$2,442,782
Consumer Staples	690,043	-	-	690,043
Energy	1,398,474	-	-	1,398,474
Financials	1,391,194	-	-	1,391,194
Health Care	1,815,260	-	-	1,815,260
Industrials	1,847,631	-	-	1,847,631
Information Technology	3,330,733	-	-	3,330,733
Materials	1,273,117	-	-	1,273,117
Telecommunications Services	274,264	-	-	274,264
Utilities	233,939	-	-	233,939
Total Common Stock	14,547,542	149,895	-	14,697,437
Preferred Stock	99,936	-	-	99,936
Exchange-Traded Funds	3,702,496	-	-	3,702,496
Closed-End Mutual Funds	252,057	-	-	252,057
Purchased Options
Call Options	-	55,174	-	55,174
Total Purchased Options	-	55,174	-	55,174
Short-Term Investments	1,664,623	-	-	1,664,623
Total Investments in Securities	$20,266,654	$205,069	$-	$20,471,723
Total Securities Sold Short	$10,986,479	$-	$-	$10,986,479
Other Financial Instruments*
Short Futures Contracts	157,667	-	-	157,667
Total Other Financial Instruments	$157,667	$-	$-	$157,667

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, which are presented at the unrealized appreciation (depreciation) on the instrument.

Refer to the Fund's Schedule of Investments for a detailed breakout of securities. Transfers between levels are recognized at November 30,2014, the end of the reporting period. The Macro Opportunities Fund recognized no transfers to/from level 1 or level 2. There were no level 3 securities held in the Macro Opportunities Fund on November 30, 2014.

The following is a summary of the fair valuation hierarchy of the Income Opportunities Fund's securities as of November 30, 2014:

Orinda Income Opportunities Fund
	Level 1	Level 2	Level 3	Total

Common Stock
Consumer Discretionary	$977,900	$-	$-	$977,900
Financials	2,418,101	-	-	2,418,101
Total Common Stock	3,396,001	-	-	3,396,001
REITs	46,168,527	21,305,046	-	67,473,573
Convertible Preferred Stocks	2,036,150	-	-	2,036,150
Preferred Stocks	87,447,635	19,221,811	-	106,669,446
Corporate Bonds	-	604,340	-	604,340
Exchange-Traded Funds	6,337,194	-	-	6,337,194
Closed-End Mutual Funds	1,184,400	-	-	1,184,400
Short-Term Investments	41,108,468	-	-	41,108,468
Total Investments in Securities	$187,678,375	$41,131,197	$-	$228,809,572
Total Securities Sold Short	$8,051,471	$-	$-	$8,051,471

Transfers into Level 1	$10,817,323
Transfers out of Level 1	$(31,835,145)
Net transfers in and/or out of Level 1	$(21,017,822)

Transfers into Level 2	$31,835,145
Transfers out of Level 2	$(10,817,323)
Net transfers in and/or out of Level 2	$21,017,822

Refer to the Fund's Schedule of Investments for a detailed breakout of securities.  Transfers between levels are recognized at November 30, 2014, the end of the reporting period.  The Income Opportunities Fund transferred $10,817,323 from level 2 to level 1 because the securities were priced at the official close.  The Income Opportunities Fund also transferred $31,835,145 from level 1 to level 2 because the securities were priced at the mean between the bid and ask spread.  There were no level 3 securities held in the Income Opportunities Fund on November 30, 2014.

Derivatives Transactions

The Funds may use derivatives for different purposes, such as a substitute for taking a position in the underlying asset and/or as part of a strategydesigned to reduce exposure to other risks, such as interest rate or currency risk.  The various derivative instruments that the Funds may use are options, futures, swaps, and forward foreign currency contracts, among others.  The Funds may also use derivatives for leverage, in which case their use would involve leveraging risk.  The Funds' use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.  Derivatives are subject to a number of risks, such as liquidity risk, interest rate risk, market risk, credit risk and management risk.  A fund that invests in a derivative instrument could lose more than the principal amount invested.

The Funds have adopted the disclosure provisions of FASB Accounting Standard Codification 815, Derivatives and Hedging (“ASC 815”).  ASC 815requires enhanced disclosures about the Funds' use of, and accounting for, derivative instruments and the effect of derivative instruments on the Funds' results of operations and financial position.  Tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting.  Even though the Funds may use derivatives in an attempt to achieve an economic hedge, the Funds' derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

Average Balance Information

The average monthly market values of purchased and written options during the period ended November 30, 2014 for the Hedged Equity Fund were $1,435,299 and $41,527, respectively.  The average monthly notional amount of long futures contracts during the period ended November 30, 2014 was $6,213,335.

The average monthly market values of purchased and written options during the period ended November 30, 2014 for the Macro Opportunities Fund were $80,782 and $18,030, respectively.  The average monthly notional amounts of long and short futures contracts during the period ended November 30, 2014 were $9,372,244 and $8,846,881, respectively.

Vivaldi Orinda Hedged Equity Fund

Transactions in written options contracts for the period ended November 30, 2014 are as follows:
		Premiums
	Contracts	Received
Beginning Balance	(550)	$(130,881)
Options written	(711)	(201,418)
Options closed	502	72,261
Options exercised	-	-
Options expired	759	260,038
Outstanding at November 30, 2014	-	$-

Vivaldi Orinda Macro Opportunities Fund

Transactions in written options contracts for the period ended November 30, 2014 are as follows:
		Premiums
	Contracts	Received
Beginning Balance	(58)	$(59,066)
Options written	(3,648)	(317,201)
Options closed	1,150	96,150
Options exercised	941	62,421
Options expired	1,615	217,696
Outstanding at November 30, 2014	-	$-

Orinda Income Opportunities Fund

Transactions in written options contracts for the period ended November 30, 2014 are as follows:
		Premiums
	Contracts	Received
Beginning Balance	-	$-
Options written	(1,150)	(25,998)
Options closed	-	-
Options exercised	-	-
Options expired	1,150	25,998
Outstanding at November 30, 2014	-	$-

Values of Derivative Instruments as of November 30, 2014 for the Vivaldi Orinda Hedged Equity Fund:

	Assets		Liabilities
Derivatives not accounted for as hedging instruments under ASC 815	Location	Fair Value	Location	Fair Value
Equity Contracts - Options	Investments, at fair value	$140,543	N/A	$-
Total		$140,543		$-

Values of Derivative Instruments as of November 30, 2014 for the Vivaldi Orinda Macro Opportunities Fund:

	Assets		Liabilities
Derivatives not accounted for as hedging instruments under ASC 815	Location	Fair Value	Location	Fair Value
Equity Contracts - Options	Investments, at fair value	$55,174	N/A	$-
Commodity Contracts - Futures*	Net Assets - unrealized appreciation on futures contracts	$9,270	N/A	$-
Foreign Exchange Contracts - Futures*	Net Assets - unrealized appreciation on futures contracts	$172,172	Net Assets - unrealized depreciation on futures contracts	$12,829
Interest Rate Contracts - Futures*	N/A	$-	Net Assets - unrealized depreciation on futures contracts	$10,946
Total		$236,616		$23,775
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Futures Contracts.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/Douglas G. Hess
            Douglas G. Hess, President

Date 1/21/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/Douglas G. Hess
 Douglas G. Hess, President

Date 1/21/2015

By (Signature and Title)*/s/Cheryl L. King
 Cheryl L. King, Treasurer

Date 1/21/2015

* Print the name and title of each signing officer under his or her signature.